CONDENSED CONSOLIDATED STATEMENTS OF INCOME (Q3) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues	$ 50,884,000	$ 46,505,000	$ 138,969,000	$ 117,470,000
Operating expenses
Cost of revenues	2,035,000	2,109,000	5,800,000	5,572,000
Sales and marketing	12,806,000	7,384,000	37,194,000	21,437,000
Product development	7,782,000	6,923,000	25,921,000	20,325,000
General and administrative	23,220,000	12,906,000	70,356,000	37,147,000
Depreciation and amortization	980,000	991,000	2,970,000	2,980,000
Total operating expenses	46,823,000	30,313,000	142,241,000	87,461,000
INCOME FROM OPERATIONS	4,061,000	16,192,000	(3,272,000)	30,009,000
Other income (expenses)
Change in fair value of warrant liability	45,837,000	0	83,628,000	0
Other expense, net	(300,000)	(662,000)	(6,341,000)	(1,277,000)
Income before income taxes	49,598,000	15,530,000	74,015,000	28,732,000
Provision for income taxes	393,000	0	242,000	0
Net income	49,205,000	15,530,000	73,773,000	28,732,000
Net income attributable to noncontrolling interests	28,370,000	0	48,675,000	0
NET INCOME (LOSS)	$ 20,835,000	$ 15,530,000	$ 25,098,000	$ 28,732,000
Class A Common Stock
Other income (expenses)
Basic income per share - Class A (in dollars per share)	$ 0.32		$ 0.39
Diluted income (loss) per share - Class A (in dollars per share)	$ 0.02		$ (0.15)
Weighted average basic shares outstanding - Class A (in shares)	64,216,732		64,149,699
Weighted average diluted shares outstanding - Class A (in shares)	68,304,372		69,950,141